Average Annual Total Returns - Steward Global Equity Income Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Institutional Class 1 Year	Institutional Class 5 Years	Institutional Class 10 Years	Institutional Class Return After Taxes on Distributions 1 Year	Institutional Class Return After Taxes on Distributions 5 Years	Institutional Class Return After Taxes on Distributions 10 Years	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Standard & Poor's Global 1200 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Standard & Poor's Global 1200 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Standard & Poor's Global 1200 Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	8.09%	11.40%	9.71%	8.53%	11.76%	10.08%	7.85%	9.91%	8.65%	5.45%	9.02%	7.97%	15.58%	12.91%	10.34%	(0.03%)	8.00%	7.56%